Cash At Bank And Restricted Cash - Disclosure of Restricted Cash (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash from consolidated structured entities	¥ 22,990,022	¥ 24,903,595
Deposits for borrowings	1,478,504	3,042,930
Deposits held on behalf of platform investors	702,018	1,791,455
Others	1,338,087	715,559
Restricted cash	¥ 26,508,631	¥ 30,453,539